UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    KR Capital Advisors, Inc.
Address: 450 Park Avenue

         New York, NY  10022

13F File Number:  28-1316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard K. Kravitz
Title:     Senior Vice President
Phone:     (212) 888-6300

Signature, Place, and Date of Signing:

     Richard K. Kravitz     New York, NY     February 10, 2005


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     74

Form13F Information Table Value Total:     $1,831,292 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

No.  13F File Number               Name


1    28-6772                       KR Capital Partners Fund I, LP

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
3M Company                  COM                 88579Y101    68654   836527 SH       SOLE                   705927            130600
Accenture Ltd.              COM                 G1150G111    22744   842372 SH       SOLE                   710572            131800
American International GroupCOM                 026874107    77908  1186357 SH       SOLE                  1002783            183574
American International GroupCOM                 026874107     8571   130512 SH       DEFINED 01             130512
American Standard Companies COM                 029712106    87526  2118237 SH       SOLE                  1793637            324600
American Standard Companies COM                 029712106     6632   160500 SH       DEFINED 01             160500
Aramark Corp Cl B           COM                 038521100    20651   778975 SH       SOLE                   656975            122000
Baker Hughes Inc.           COM                 057224107    13019   305102 SH       SOLE                   257502             47600
Bank of America Corp.       COM                 060505104     9398   200000 SH       DEFINED 01             200000
Bank of America Corp.       COM                 060505104    44662   950455 SH       SOLE                   809055            141400
Bank of New York Inc.       COM                 064057102    27586   825422 SH       SOLE                   693622            131800
Baxter International Inc.   COM                 071813109     5250   152000 SH       DEFINED 01             152000
Baxter International Inc.   COM                 071813109    36356  1052582 SH       SOLE                   894382            158200
Black & Decker Corp         COM                 091797100    58459   661820 SH       SOLE                   557520            104300
Black & Decker Corp         COM                 091797100     3100    35100 SH       DEFINED 01              35100
BP PLC ADR                  COM                 055622104     1752    30000 SH       SOLE                    30000
Brunswick Corp.             COM                 117043109    62777  1268226 SH       SOLE                  1063226            205000
Cardinal Health Inc.        COM                 14149Y108    25288   434882 SH       SOLE                   368982             65900
Cendant Corp.               COM                 151313103     4091   175000 SH       DEFINED 01             175000
Cendant Corp.               COM                 151313103    31699  1355830 SH       SOLE                  1144830            211000
Cigna Corp                  COM                 125509109     7749    95000 SH       DEFINED 01              95000
Cigna Corp                  COM                 125509109    66783   818718 SH       SOLE                   692018            126700
CIT Group Inc.              COM                 125581108     7423   162000 SH       SOLE                   162000
Citigroup Inc.              COM                 172967101    85372  1771937 SH       SOLE                  1503411            268526
Citigroup Inc.              COM                 172967101     5417   112434 SH       DEFINED 01             112434
ConocoPhillips              COM                 20825C104     5210    60000 SH       SOLE                    60000
Cooper Cameron Corp.        COM                 216640102    33676   625834 SH       SOLE                   524934            100900
Cooper Cameron Corp.        COM                 216640102    10762   200000 SH       DEFINED 01             200000
CVS Corporation             COM                 126650100    52295  1160297 SH       SOLE                   976097            184200
Darden Restaurants Inc.     COM                 237194105    26900   969710 SH       SOLE                   817210            152500
Eaton Corp.                 COM                 278058102    48353   668232 SH       SOLE                   562832            105400
Fisher Scientific Intl.     COM                 338032204     1806    28950 SH       SOLE                    28950
Fox Entertainment Group Inc.COM                 35138T107    31956  1022267 SH       SOLE                   859667            162600
Goldman Sachs Group Inc.    COM                 38141G104    57756   555135 SH       SOLE                   464435             90700
HCA Inc.                    COM                 404119109    34946   874532 SH       SOLE                   742032            132500
IAC/Interactivecorp         COM                 44919P102     2762   100000 SH       DEFINED 01             100000
Illinois Tool Works         COM                 452308109    30852   332882 SH       SOLE                   281082             51800
Int'l Business Machines     COM                 459200101    50065   507860 SH       SOLE                   428760             79100
Interstate Bakeries         COM                 46072H108     1600   250000 SH       DEFINED 01             250000
J.C. Penney Co. Inc.        COM                 708160106    49215  1188760 SH       SOLE                  1005960            182800
J.C. Penney Co. Inc.        COM                 708160106     6210   150000 SH       DEFINED 01             150000
Janus Capital Group Inc.    COM                 47102X105    17787  1058130 SH       SOLE                   902730            155400
JP Morgan Chase & Co.       COM                 46625H100     1794    46000 SH       SOLE                    46000
Laboratory Corp of America  COM                 50540R409    42781   858712 SH       SOLE                   722712            136000
Laboratory Corp of America  COM                 50540R409     4982   100000 SH       DEFINED 01             100000
Mattel Inc.                 COM                 577081102    42721  2191930 SH       SOLE                  1853230            338700
Mattel Inc.                 COM                 577081102     3898   200000 SH       DEFINED 01             200000
Microsoft Corp.             COM                 594918104     2671   100000 SH       DEFINED 01             100000
Microsoft Corp.             COM                 594918104    41487  1553237 SH       SOLE                  1314437            238800
National-Oilwell Inc.       COM                 637071101     1701    48200 SH       SOLE                    48200
Nike Inc. Cl B              COM                 654106103    47256   521072 SH       SOLE                   438072             83000
Pentair Inc.                COM                 709631105    42081   966045 SH       SOLE                   816345            149700
Pentair Inc.                COM                 709631105     5227   120000 SH       DEFINED 01             120000
Pioneer Companies Inc.      COM                 723643300     4254   205000 SH       DEFINED 01             205000
Reebok International Ltd.   COM                 785110100     4400   100000 SH       DEFINED 01             100000
Schlumberger Ltd.           COM                 806857108    22364   334035 SH       SOLE                   281135             52900
Texas Instruments Inc.      COM                 882508104    39558  1606757 SH       SOLE                  1360957            245800
Texas Instruments Inc.      COM                 882508104     4924   200000 SH       DEFINED 01             200000
The Scotts Company Cl A     COM                 810186106      441     6000 SH       SOLE                     6000
Tiffany & Co.               COM                 886547108    12093   378272 SH       SOLE                   319672             58600
Tribune Co.                 COM                 896047107    15331   363817 SH       SOLE                   308317             55500
Univision Communications - ACOM                 914906102     5854   200000 SH       DEFINED 01             200000
Viacom Inc Cl B             COM                 925524308     6368   175000 SH       DEFINED 01             175000
Viacom Inc Cl B             COM                 925524308    50969  1400633 SH       SOLE                  1184033            216600
Vishay Intertechnology      COM                 928298108     1502   100000 SH       DEFINED 01             100000
Walt Disney Co.             COM                 254687106    40095  1442282 SH       SOLE                  1216982            225300
Wells Fargo & Co.           COM                 949746101    34318   552186 SH       SOLE                   463286             88900
Wells Fargo & Co.           COM                 949746101     6215   100000 SH       DEFINED 01             100000
Whirlpool Inc.              COM                 963320106    40889   590795 SH       SOLE                   500395             90400
Whirlpool Inc.              COM                 963320106     6921   100000 SH       DEFINED 01             100000
WR Grace & Co.              COM                 38388F108     3402   250000 SH       DEFINED 01             250000
Yellow Roadway Corp         COM                 985577105      479     8600 SH       SOLE                     8600
Yellow Roadway Corp         COM                 985577105    11142   200000 SH       DEFINED 01             200000
York Intl Corp New          COM                 986670107    32156   930990 SH       SOLE                   790365            140625